CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 611,670	$ 2,039,907
Other current assets	86,485	127,597
Notes receivable	729,907
Accrued interest - notes receivable	4,570
Total Current Assets	1,432,632	2,167,504
Property and equipment, net	838	888
Investments	111,072	148,860
Patents and license, net of accumulated amortization of 821,320 and 562,714, respectively	8,488,680	8,747,286
Total Assets	10,033,222	11,064,538
Current Liabilities
Accounts payable	190,976	112,302
Accrued liabilities	45,578	33,434
Due to related party		415	415
Credit facility	17,894	14,813
Accrued interest payable - stockholder	2,489	2,193
Total Current Liabilities	256,937	163,157	415
Notes payable stockholders - long term	10,000	10,000
Total Liabilities	266,937	173,157	415
Stockholders' Equity
Common Stock - 75,000,000 shares authorized, $.001 par value; 22,178,882, 21,711,953, and 500,000 issued and outstanding at March 31, 2017, December 31, 2016, and December 31, 2015 respectively	22,179	21,712	500
Additional paid-in capital	9,668,861	9,392,007
Equity instruments to be issued	3,070,000	3,070,000
Accumulated deficit	(2,994,755)	(1,592,338)	(915)
Total Stockholders' Equity	9,766,285	10,891,381	(415)
Total Liabilities and Stockholders' Equity	$ 10,033,222	$ 11,064,538